Retirement benefit plan, Changes in Defined Benefit Obligation (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in defined benefit obligation [Abstract]
Defined benefit obligation, beginning of period	SFr (4,926)	SFr (3,798)	SFr (2,787)
Service cost	(1,095)	(912)	(742)
Interest cost	(100)	(81)	(75)
Defined benefit obligation, end of period	(5,665)	(4,926)	(3,798)
Defined Benefit Obligation [Member]
Changes in defined benefit obligation [Abstract]
Defined benefit obligation, beginning of period	(14,278)	(11,596)	(9,439)
Service cost	(1,095)	(912)	(742)
Interest cost	(100)	(81)	(75)
Change in demographic assumptions	0	0	(389)
Change in financial assumptions	750	0	(26)
Change in experience assumptions	(888)	(735)	(378)
Benefit payments	(1,710)	(426)	(111)
Employees' contributions	(621)	(528)	(436)
Defined benefit obligation, end of period	SFr (17,942)	SFr (14,278)	SFr (11,596)